Consolidated Statements of Cash Flows Supplemental Disclosure (Detail Textuals) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Non-cash settlement loss	$ 5,600
Offsetting of payable against receivable due from entity		$ 12,264
Redemption of preferred shares		52,299
Fair value of trade receivables		52,299	$ 1,343
Offsetting of long-term deposit liabilities against finance lease receivables		$ 545
Purchase of unproved lands at fair value			$ 790
Deconsolidation of subsidiary recognition of long-term non-interest bearing loan payable	$ 3,645